Note 6 - Intangible Assets - Future Amortization Expense (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Remainder of 2017	$ 639,631
2018	1,279,261	$ 1,279,261
2019	213,210	213,210
Total	$ 2,132,102	$ 2,902,490